Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Line Items]
Current trade receivables	€ 3,546	€ 3,832
Current [member]
Receivables [Line Items]
Current trade receivables	3,132	3,280
Not later than one month [member]
Receivables [Line Items]
Current trade receivables	117	169
Later than one month and not later than six months [member]
Receivables [Line Items]
Current trade receivables	234	282
Later than six months [member]
Receivables [Line Items]
Current trade receivables	€ 63	€ 101